INCOME TAXES - Components of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets and liabilities
Balance at the beginning	$ 723.9	$ 573.5
Discontinued operations	(24.5)
Acquisitions via business combinations	51.6	288.2
Foreign exchange	33.7	(2.0)
Recognized in equity		(2.1)
Recognized in net loss	(180.5)	(129.9)
Recognized in other comprehensive loss	(21.6)	(3.8)
Balance at the end	582.6	723.9
Non-capital loss carry forwards
Deferred income tax assets and liabilities
Balance at the beginning	446.8	426.8
Discontinued operations	(13.8)
Acquisitions via business combinations	5.7	0.5
Foreign exchange	11.0	0.2
Recognized in net loss	15.0	19.3
Balance at the end	464.7	446.8
Landfill closures and post-closure obligations
Deferred income tax assets and liabilities
Balance at the beginning	178.1	179.9
Acquisitions via business combinations	0.9	(18.3)
Foreign exchange	9.8	(0.7)
Recognized in net loss	16.2	17.2
Balance at the end	205.0	178.1
Accrued liabilities
Deferred income tax assets and liabilities
Balance at the beginning	1.2	10.1
Acquisitions via business combinations	(0.3)	0.7
Foreign exchange	1.2	(1.1)
Recognized in net loss	1.3	(8.5)
Balance at the end	3.4	1.2
Other
Deferred income tax assets and liabilities
Balance at the beginning	134.2	106.0
Discontinued operations	19.2
Acquisitions via business combinations	6.1	18.6
Foreign exchange	(2.0)	(0.1)
Recognized in equity		2.1
Recognized in net loss	37.2	7.6
Balance at the end	194.7	134.2
Deferred income tax assets
Deferred income tax assets and liabilities
Balance at the beginning	760.3	722.8
Discontinued operations	5.4
Acquisitions via business combinations	12.4	1.5
Foreign exchange	20.0	(1.7)
Recognized in equity		2.1
Recognized in net loss	69.7	35.6
Balance at the end	867.8	760.3
Property and equipment
Deferred income tax assets and liabilities
Balance at the beginning	774.9	671.2
Discontinued operations	(13.5)
Acquisitions via business combinations	62.6	130.7
Foreign exchange	60.0	(2.2)
Recognized in net loss	45.9	(24.8)
Balance at the end	929.9	774.9
Intangible assets
Deferred income tax assets and liabilities
Balance at the beginning	711.7	615.7
Discontinued operations	(1.9)
Acquisitions via business combinations	3.4	158.9
Foreign exchange	(1.7)	(1.0)
Recognized in net loss	(119.4)	(61.9)
Balance at the end	592.1	711.7
Cash flow hedges
Deferred income tax assets and liabilities
Balance at the beginning	5.8	9.8
Recognized in net loss		(0.2)
Recognized in other comprehensive loss	(21.6)	(3.8)
Balance at the end	(15.8)	5.8
Other
Deferred income tax assets and liabilities
Balance at the beginning	(8.2)	(0.4)
Discontinued operations	(3.7)
Acquisitions via business combinations	(2.0)	0.1
Foreign exchange	(4.6)	(0.5)
Recognized in net loss	(37.3)	(7.4)
Balance at the end	(55.8)	(8.2)
Deferred income tax liabilities
Deferred income tax assets and liabilities
Balance at the beginning	1,484.2	1,296.3
Discontinued operations	(19.1)
Acquisitions via business combinations	64.0	289.7
Foreign exchange	53.7	(3.7)
Recognized in net loss	(110.8)	(94.3)
Recognized in other comprehensive loss	(21.6)	(3.8)
Balance at the end	$ 1,450.4	$ 1,484.2